Financial Instruments - Schedule of Maturity Analysis Associated with Interest Rate Swap Agreement - Long-Term Debt (Details)	12 Months Ended
	Mar. 31, 2018 CAD ($)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 CAD ($)	Mar. 31, 2017 USD ($)
Disclosure Of Financial Instruments [Line Items]
Loans and borrowings, Notional amount	$ 3,500,000
Loans and borrowings, Long-term debt	$ 4,661,356		$ 22,931,544
Interest Rate Swap Contract
Disclosure Of Financial Instruments [Line Items]
Loans and borrowings, Notional amount		$ 3,883,923
Loans and borrowings, Maturity	Dec. 27, 2018
Loans and borrowings, Long-term debt		$ 19,090		$ (7,298)
Interest Rate Swap Contract | Fixed Rate
Disclosure Of Financial Instruments [Line Items]
Loans and borrowings, Fixed rate	2.94%	2.94%